Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Lease Liabilities [Abstract]
Summary of Lease Liabilities

Balance at January 1, 2021	$33,452
Additions	—
Interest expense	2,636
Payments	(5,003)
Derecognized - discontinued operations (note 3)	(2,633)
Lease modification and other remeasurements	1,058
Effect of foreign exchange differences	(430)
Reclassified to liabilities held for sale	(4,944)
Balance at June 30	$24,136
Less current portion of lease liabilities	4,807
Long-term portion of lease liabilities	$19,329